Intangible assets narrative (Details) - Consolidated entity	12 Months Ended
	Dec. 31, 2021 EUR (€) USD ($)	Dec. 31, 2020 EUR (€)
Disclosure of intangible assets [Line items]
Discount rate intangible assets	11.00%
Growth rate intangible assets	3.50%
Amortisation expense in research and development department	€ 800,000
Amortisation expense in clinical department	125,000
Amortisation intangible assets other than goodwill	900,000
Additions	€ 10,300,000	€ 10,100,000
Remaining amortization period first generation genio system in years | $	13